Accounting Policies - Estimated Useful Lives of Property, Plant and Equipment (Details) - Bottom of range [member]	12 Months Ended
Dec. 31, 2018
Buildings and improvements [member]
Statement Line Items [Line Items]
Property, plant and equipment (Year)	3050 years
Plant and production equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment (Year)	1040 years
Vehicles, furniture and fixtures, and other equipment [member]
Statement Line Items [Line Items]
Property, plant and equipment (Year)	410 years